Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangibles
Intangibles

11. Intangibles

Intangible assets are comprised of the following items:

	Licenses	Royalty Asset	Total
Balance December 31, 2021	$10,116,013	$68,276	$10,184,289
Divestitures	—	(68,276)	(68,276)
Amortization	(662,501)	—	(662,501)
Transfer to held for sale (Note 3)	(676,566)	—	(676,566)
Balance, December 31, 2022	$8,776,946	$—	$8,776,946
Amortization	(159,766)	—	(159,766)
Balance, March 31, 2023	$8,617,180	$—	$8,617,180

Amortization expense for intangibles was $159,766 and $172,267 during the three months ended March 31, 2023 and 2022, respectively. Amortization expense is recorded in operating expenses on the unaudited condensed consolidated statements of net loss and comprehensive loss.

The Company estimates that amortization expense will be $639,069 per year for the next five fiscal years.

12. Intangibles

Intangible assets are comprised of the following items:

	Licenses	Royalty Asset	Total
Balance December 31, 2020	$8,341,143	$68,276	$8,409,419
Additions	10,190,458	—	10,190,458
Divestitures (Note 3)	(5,492,890)	—	(5,492,890)
Amortization	(817,215)	—	(817,215)
Impairment	(2,105,483)		(2,105,483)
Balance, December 31, 2021	$10,116,013	$68,276	$10,184,289
Divestitures (Note 3)	—	(68,276)	(68,276)
Transfer to held for sale (Note 3)	(662,501)	—	(662,501)
Amortization	(676,566)	—	(676,566)
Balance, December 31, 2022	$8,776,946	$—	$8,776,946

Amortization expense for intangibles was $676,566 and $817,215 during the years ending December 31, 2022 and 2021, respectively and is recorded in operating expenses on the Consolidated Statements of Net Loss and Comprehensive Loss. As of December 31, 2022, the Company evaluated whether intangible assets showed any indicators of impairment, and it was determined that none exist. As such, no impairment of intangible assets was recorded for the year ended December 31, 2022.

The Company estimates that amortization expense will be $639,065 per year, for the next five years.